Income Taxes (Schedule of Income Tax Provision) (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Provision for income taxes
Current tax - PRC	$ 265	$ 236	$ 173
Deferred tax	108	(92)	(166)
Effective tax	$ 373	$ 144	$ 7